SIGNIFICANT ACCOUNTING POLICIES (Fair value of financial instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets	$ 62	$ 277
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets	62	277
Foreign currencies derivatives liabilities	(425)	(674)
Total	(363)	(397)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets
Foreign currencies derivatives liabilities
Total
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets	62	277
Foreign currencies derivatives liabilities	(425)	(674)
Total	(363)	(397)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets
Foreign currencies derivatives liabilities
Total